Operating and Finance Lease Inducements and Obligations - Schedule of Operating and Finance Lease Obligations (Detail) $ in Thousands	Dec. 31, 2018 CAD ($)
Lease [Abstract]
Finance lease obligations	$ 818
Deferred operating lease inducements and obligations	6,876
Finance lease and operating lease obligations	7,694
Less current portion of operating and finance lease inducements and obligations (note 13)	(5,844)
Long-term portion of operating and finance lease inducements and obligations (note 17)	$ 1,850